Basis of Preparation and Accounting	12 Months Ended
Dec. 31, 2021
Basis of preparation and accounting [Abstract]
Basis of preparation and accounting

Note 2. Basis of preparation and accounting

The consolidated financial statements of the Group as of December 31, 2021, 2020 and 2019 and have been prepared on a going concern basis in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standard Board (“IASB”).

The consolidated financial statements consist of the consolidated statement of profit or loss and other comprehensive income, consolidated statement of financial position, consolidated statement of changes in equity and consolidated statement of cash flows and have been prepared under a historical cost basis, except for certain financial instruments that have been measured at fair value.

The Group opted to present a single consolidated statement of profit or loss and other comprehensive income, combining the presentation of profit or loss and comprehensive income in the same statement. Due to the activities of the Group, costs and expenses presented in the consolidated statement of profit or loss and other comprehensive income were classified according to their function.

The consolidated statement of financial position has been prepared based on the nature of the Group’s operations, distinguishing: (a) current assets from non-current assets, where current assets are intended as the assets that should be realized, sold or used during the normal operating cycle, or the assets owned with the aim of being sold in the short term (within 12 months); (b) current liabilities from non-current liabilities, where current liabilities are intended as the liabilities that should be paid during the normal operating cycle, or over the 12-month period subsequent to the reporting date.

The consolidated statement of cash flows has been prepared using the indirect method.

The consolidated financial statements present comparative information in respect to the previous periods, 2020 and 2019 for Consolidated Statement of Profit or Loss and Other Comprehensive Income, Consolidated Statement of Changes in Equity and Consolidated Statement of Cash Flows and related notes. Foreign operations are included in accordance with the policies set out in Note 2.2. Functional and reporting currency.

The accounting policies set out in Note 3. Summary of significant accounting policies have been applied in preparing the consolidated financial statements for the year ended December 31, 2021, and the comparative information presented for the years ended December 31, 2020 and 2019.

The Group has applied accounting judgments, estimates and significant accounting assumptions described in Note 4. Critical accounting judgements and key sources of estimation uncertainty in preparing the consolidated financial statements.

Note 2.1. Going concern

Management has, at the time of approving the accompanying consolidated financial statements, a reasonable expectation that the Group has adequate resources to continue in operational existence for the foreseeable future. Thereby these consolidated financial statements have been prepared on a ‘going concern’ basis.

As of December 31, 2020, Management had identified certain conditions and events that considered in the aggregate, rose a substantial doubt about the Group’s ability to continue as a going concern. However, such consolidated financial statements had been prepared on a going concern basis, which contemplated the realization of assets and satisfaction of liabilities that could have been necessary if the Group were unable to continue as a going concern.

As of December 31, 2021, the following matters have been considered by management in determining the reasonable expectation that the Group has adequate resources to continue in operational existence for the foreseeable future.

As of December 31, 2021, the Group retains a negative equity position of $38,340 while it improved significantly compared to prior periods (2020: negative equity of $254,678, 2019: negative equity $243,947). This improvement is related to the effects of the reverse reorganization following the de-SPAC with Union Acquisition Corp II on September 29, 2021. This resulted in a net ‘capital contribution’ through the net assets obtained from the SPAC and the termination of the put option with IFC and Hoche for which the financial liability was reclassified back into equity in consideration for ordinary shares in Holdco. The negative equity balance as of December 31, 2021 is primarily driven by the classification of the Holdco Ordinary Shares held in escrow as a financial liability and does not impact the Group’s future operations and there are no further obligations to the Group.

For the year ended December 31, 2021, the Group incurred a loss of $100,863 (2020: $10,447, 2019: $17,013). The Group generated $37,303 of cash in operating activities (2020: $70,920, 2019: $68,286) after changes in working capital.

As of December 31, 2021, the Group reported positive working capital of $110,095 compared to a deficit of $54,926 and 76,028 for fiscal years 2020 and 2019, respectively. The positive working capital was mainly due to the increase in units sold in the principal business lines at an average of 24%, and improvement in the collection of the portfolio, due to post-Covid recovery and current debt re-profiling activities.

The Transaction has brought an inflow of cash to the operation. The Group received $160,049 which was mainly used for the redemption of the Redeemable B Shares from IFC, capital expenditures and settlement of obligations with certain suppliers.

As of December 31, 2021, the Group had cash of $72,112 (2020: $4,229, 2019: $2,042). Currently, the Group maintains financing lines, which, together with the expected internal generation of funds, will allow it to finance its growth and working capital needs. Furthermore, the Group substantially improved its funding conditions through the subscription of new Senior Notes for $115 million. This transaction will result in a significant reduction in interest rate payable from 9% average to 4.75%, allowing the Group to early repay $102 million of previous facilities and the Senior Notes will not start to amortize before 2027.

Management has evaluated its capital position and its ability to continue its normal course of business for the foreseeable future and ability to meet its financial obligations for the next twelve months. The Group project it will generate excess cash over its current financial obligations through its current cash position and operating cash generated. The excess cash will be available to meet the Group’s investment and capital expenditure objectives.

Note 2.2. Functional and reporting currency

Items included in the financial statements of each of the group’s entities are measured using the currency of the primary economic environment in which the entity operates (‘the functional currency’). The consolidated financial statements are presented in US Dollars (USD), which is Procaps Group S.A. functional and presentation currency.

Note 2.3. Basis of consolidation

The subsidiaries are fully consolidated from the date on which control is transferred to the Company. Consolidation ceases from the date on which control ends.

All financial results are consolidated with similar items on a line-by-line basis. If necessary, adjustments are made to the financial statements of the consolidated companies in order to adapt their accounting policies to those used by the Group.

All transactions, balances, revenues and related expenses between the consolidated companies are eliminated.

2.3.1. Reverse reorganization

Management has evaluated all the indicators of control from IFRS 10 and IFRS 3. Although there is a higher level of judgement when it comes to the analysis of the conditions set forth in IFRS 3, the indicators of relative voting rights, composition of governing body, composition of senior management, terms of exchange, relative size, and other factors favored OpCo as the accounting acquirer. Therefore, the SPAC is considered to be the accounting acquiree.

However, SPAC does not meet the definition of a business under IFRS 3 because it lacks substantive processes as defined by IFRS 3. Thus, the transaction is not accounted for as a business combination but an asset acquisition transaction within the scope of IFRS 2 as a share-based payment transaction. As a result, the difference in the fair value of the shares deemed to have been issued by the accounting acquirer (OpCo) and the fair value of the accounting acquiree’s (SPAC’s) identifiable net assets represents a service received by the accounting acquirer. That difference is recognized as an expense on the date of the transaction close as the services have been deemed rendered at that point in time. See Note 10. Other expenses, net.

In the Transaction, the accounting acquiree (legal acquirer), becomes the ultimate parent holding company of the Group, however, the consolidated financial statement represents a continuation of Procaps Group S.A., the accounting acquirer (legal acquiree) with the exception of the legal capital structure.

As mentioned in Note 1. General Company Information, the Transaction can be termed a common control transaction. Management concluded that it would be appropriate to account for it as a restructuring using book value accounting in Holdco’s consolidated financial statements, on the basis that there has been no business combination between Opco and Holdco.

Shareholders’ equity of the Group prior to the Transaction is retrospectively adjusted as a capital restructuring for the equivalent number of shares received and on a pro rata basis for prior reporting periods, for purposes of calculating earnings per share. Retained earnings and relevant reserves of the Group are carried forward after the Transaction. Any difference to shareholders’ equity of Group arising from the restructuring of share capital and equity instruments issued is recorded in equity under share premium.

Refer to Note 26. Acquisitions for further information related to the accounting and presentation of the Transaction.

For purposes of calculating basic earnings per share the ordinary shares associated with Put Option Agreements previous to the transaction were included. Note 24. Earnings Per Share.

Note 2.4. Restatement of Previously Issued Financial Statements

Subsequent to the issuance of the Group’s 2020 financial statements and during the process of preparing the Group’s Form 20-F, the Group revisited the classification of factoring and reverse factoring arrangements previously classified as part of Trade and other payables. As a result, management has identified the following errors that were concluded to be material to the previously issued financial statements.

●	The Group’s factoring arrangements with recourse are treated as ’secured borrowing’ transactions since the Group has not transferred substantially all risks and rewards. A secured borrowing transaction is to be classified together with other borrowings. Previously, the Group classified certain factoring arrangements as Trade and other payables. Upon reassessing the facts and circumstances, the Group concluded that these should be reclassified to Borrowings (current). Based on this analysis of the factoring arrangements, the Group identified the following errors:

	–	As of December 31 and January 1, 2020, and June 30, 2021, the Group decreased Trade and other payables, net and increased Borrowings (current) by $1,919, $1,517, and $3,808 (unaudited), respectively.
	–	For the twelve-month period ended December 31, 2020, the Group’s classification error of factoring arrangements from operating to financing cash flows amounted to $2,463. There was a net zero impact of the error of factoring arrangements in the cash flow statement for the twelve-month period ended December 31, 2019.
–

Unaudited - For the six-month period ended June 30, 2021, the Group’s classification error of factoring arrangements from operating to financing cash flows amounted to net $300 (unaudited) which consists of $596 thousand to Proceeds from borrowings and $896 thousand to Payments on borrowings. There was no error in the classification of factoring arrangements in the cash flow statement for the six-month period ended June 30, 2020.

●	The Group’s reverse factoring arrangements have both characteristics of operating and financing. Under IFRS 9 there is no explicit guidance as to when to classify a reverse factoring arrangement as operating or financing debt. The assessment involves judgment and careful consideration of all relevant facts and circumstances per arrangements. Previously, the Group classified all reverse factoring arrangements as Trade and other payables. Upon reassessing the facts and circumstances, the Group concluded that some reverse factoring arrangements are more akin to financing arrangements due to the fact the Group pays interest which it normally does not to suppliers. Therefore, the Group has reclassified such arrangements from Trade and other payables to Borrowings (current). Based on this analysis of the reverse factoring arrangements, the Group identified the following errors:

	–	As of December 31 and January 1, 2020, and June 30, 2021, the Group decreased Trade and other payables, net and increased Borrowings (current) by $10,240, $8,301, and $13,671 (unaudited), respectively.
	–	For the twelve-month period ended December 31 2020 and 2019, the Group’s classification error of reverse factoring arrangements that possess financing characteristics from operating to financing cash flows amounted to $17,481 and $20,526, respectively.
	–	Unaudited - For the six-months period ended June 30, 2021 and 2020, the Group’s classification error of reverse factoring arrangements that possess financing characteristics from operating to financing cash flows amounted to $17,549 and $6,737, respectively.

These corrections discussed above, related to factoring and reverse factoring, have no effect on total current liabilities and are presented as “Restatement Adjustments” in the tables included below.

The following tables reflect the impact of the errors and other reclassifications to the specific financial statements line items presented in the Group´s previously reported consolidated financial statements.

I. Effect of the restatement on annual financial information

The restated Statement of Financial Position for the historical periods presented is as follows.

	As of December 31, 2020			As of January 1, 2020
Balance Sheet, restated	As reported	Restatement Adjustments	As restated	As reported	Restatement Adjustments	As restated
Current liabilities
Borrowings	102,621	12,159	114,780	90,157	9,818	99,975
Trade and other payables, net	106,275	(12,159)	94,116	114,426	(9,818)	104,608

In addition to correcting the Statement of Financial Position and Consolidated Statement of Cash Flow, certain information within the following notes to the Consolidated Financial Statements have been restated to reflect the correction of misstatements discussed above:

–	Note 19. Borrowings
–	Note 21. Trade and other payables, net
–	Note 27. Financial instruments

The restatement of the Consolidated Statement of Cash Flow for the historical periods resulted in the following impact:

	For the twelve month period ending December 31, 2020				For the twelve month period ending December 31, 2019
	As reported	Restatement Adjustments[1]	Other Reclassifications[2]	As restated	As reported	Restatement Adjustments[1]	Other Reclassifications[2]	As restated
Operating activities
(Increase)/decrease in operating assets and liabilities:
Trade and other payables	(8,149)	19,944	—	11,795	12,116	20,526	—	32,642
Interest paid	—	(1,839)	—	(1,839)	—	(2,216)	—	(2,216)
Cash flow provided by (used in) operating activities	52,815	18,105	—	70,920	49,976	18,310	—	68,286

Investing activities:
Advances to related parties	—	—	—	—	—	—	(289)	(289)
Proceeds from related parties	—	—	195	195	—	—	332	332
Cash flow provided by (used in) investing activities	(17,286)	—	195	(17,091)	(12,112)	—	43	(12,069)

Financing activities:
Proceeds from borrowings	106,736	—	—	106,736	96,392	—	—	96,392
Payments on borrowings	(106,375)	(19,944)	5,733	(120,586)	(101,961)	(20,526)	4,070	(118,417)
Advances to related parties	—	—	—	—	(289)	—	289	—
Proceeds from related parties	195	—	(195)	—	332	—	(332)	—
Interest paid on borrowings	(16,941)	1,839	—	(15,102)	(18,500)	2,216	—	(16,284)
Payment of lease liabilities	—	—	(5,733)	(5,733)	—	—	(4,070)	(4,070)
Cash Flow generated from (used in) financing activities	(22,209)	(18,105)	(195)	(40,509)	(28,596)	(18,310)	(43)	(46,949)

[1]	In addition to the errors related to factoring and reverse factoring arrangements, this column includes an error related to the classification of interest paid on lease liabilities from financing into operating cash flows.

[2]	Certain reclassifications have been made to prior years Consolidated Statement of Cash Flows to conform to the current year presentation, which include the separate disclosure for payment of lease liabilities and presentation of cash flow to/from related parties regarding loans to such entities in investing activities. These reclassifications had no impact on previously reported loss for the years nor accumulated losses.

The amounts financed under reverse factoring arrangements during each period are disclosed in the non-cash items footnote below the Consolidated Statement of Cash Flows.

II. Effect of the restatement on unaudited condensed consolidated interim financial information (Unaudited)

The Group concluded that the financial statements contained in the Group's interim condensed consolidated financial statements for the interim periods ended June 30, 2021, and June 30, 2020 in the Group’s registration statement on Form F-1 filed with the Securities and Exchange Commission on November 24, 2021, and declared effective on December 6, 2021, also were materially misstated because of the errors discussed above.

The restatement of the Statement of Financial Position for the historical interim periods resulted in the following impacts.

Unaudited Condensed Consolidated Interim Statement of Financial Position

	As of June 30, 2021
Balance Sheet, restated	As reported	Restatement Adjustments	As restated
Current liabilities
Borrowings	95,262	17,479	112,741
Trade and other payables, net	113,117	(17,479)	95,638

The restatement of the Cash Flow Statement for the historical interim periods resulted in the following impact:

Unaudited Condensed Consolidated Interim Statement of Cash Flows

	For the six month period ending June 30, 2021			For the six month period ending June 30, 2020
	As reported	Restatement Adjustments(1)	As restated	As reported	Restatement Adjustments(2)	As restated
Operating activities
(Increase)/decrease in operating assets and liabilities:
Trade and other payables	3,275	18,864	22,139	(15,584)	7,715	(7,869)
Interest paid	—	(1,015)	(1,015)		(978)	(978)
Cash flow provided by (used in) operating activities	(1,499)	17,849	16,350	27,440	6,737	34,177

Cash flow provided by (used in) investing activities	(9,583)	—	(9,583)	(6,467)	—	(6,467)

Financing activities:
Proceeds from borrowings	94,744	596	95,340	55,538	—	55,538
Payments on borrowings	(56,640)	(18,445)	(75,085)	(47,734)	(6,737)	(54,471)
Cash Flow generated from (used in) financing activities	26,636	(17,849)	8,787	(6,162)	(6,737)	(12,899)

(1)	The restatement adjustment related to trade and other payables consist of errors related to reverse factoring of $17,549 thousand, factoring of $300 thousand and interest paid on lease liabilities of $1,015 thousand.

(2)	The restatement adjustment related to trade and other payables consist of errors related to reverse factoring of $6,737 thousand and interest paid on lease liabilities of $978 thousand.